JPMorgan Small Cap Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.57%	(3.96%)	9.95%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.22%)	(5.11%)	8.27%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.35%	(3.06%)	7.82%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.59%	(3.40%)	10.11%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	(2.67%)	10.82%